Subsequent events (Tables)	12 Months Ended
Mar. 31, 2012
Redeemed Preferred Securities

The following table describes the details of the redeemed preferred securities.

Issuer	Aggregate redemption amount	Reason for the redemption
	(in millions of yen)
Mizuho Preferred Capital (Cayman) 1 Limited	171,000	Arrival of optional redemption date